Accruals and Other Liabilities	6 Months Ended
Jun. 30, 2025
Accruals and Other Liabilities
Accruals and Other Liabilities

10.  Accruals and Other Liabilities

Accruals and other liabilities consist of the following:

	December 31,	June 30,
	2024	2025
		(Unaudited)
Payables for purchase of property, plant and equipment	3,643,002	5,030,613
Current portion of deferred revenue/income	3,156,430	3,260,989
Payables for marketing events	1,962,341	2,065,195
Payable for R&D expenses	1,924,269	2,057,741
Salaries and benefits payable	2,082,972	1,643,962
Advance from customers	918,465	763,028
Warranty liabilities	652,633	682,476
Accrued costs of loss on purchase commitments	336,656	440,152
Accrued expenses	418,760	355,872
Payable to BaaS users	249,917	307,533
Current portion of finance lease liabilities	13,498	155,380
Interest payables	86,474	76,067
Other payables	595,662	471,002
Total	16,041,079	17,310,010

Accrued costs of loss on purchase commitments represents the unsettled amount the Group provided for purchase commitments specifically related to these vehicles, as a result of the planned products upgrade of certain existing vehicle models.

Payable to BaaS users represents certain monthly subscription fee the Group agreed to compensate to BaaS users, if certain criteria are met. The Group accrued the payable to BaaS users against vehicle sales. Based on the payment schedule, payable to BaaS users due within the next 12 month is recorded as accruals and other liabilities.